Contractual obligations	9 Months Ended
Sep. 30, 2021
Contractual Obligations
Contractual obligations

33 Contractual obligations

The Company has various obligations under energy agreements. Part of these long-term agreements related to the acquisition of renewable wind and solar energy, effective until 2042, amount to R$2.625.823 on the date of this interim financial information.